Convertible Note Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Note Payable

Note 10 – Convertible Note Payable

Convertible note payable consists of the following at June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021

On September 24, 2021, the Company completed the sale of a (i) Promissory Note in the principal amount of $750,000 (the “Second AJB Note”) to AJB Capital Investments LLC (“AJB Capital”), (ii) a three-year warrant to purchase 1,500,000 shares of the Company’s common stock at an initial exercise price of $0.25 per share, and (iii) a three-year warrant to purchase 2,000,000 shares of the Company’s common stock at an initial exercise price of $0.50 per share, for an aggregate purchase price of $705,000, pursuant to a Securities Purchase Agreement between the Company and AJB Capital (the “Purchase Agreement”). The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 197% and a call option value of $0.1053 and $0.1001, respectively, was $358,017, based on and is being amortized as a debt discount over the life of the loan. The Company received net proceeds of $678,750 after deductions of debt discounts, consisting of $45,000 pursuant to an original issue discount, $15,000 of legal fees and $11,250 of brokerage fees.

The Note matures on September 24, 2022 (the “Maturity Date”), bears interest at a rate of 8% per annum, and, following an event of default only, is convertible into shares of the Company’s common stock at a conversion price equal to the lesser of 90% of the lowest trading price during (i) the 20 trading day period preceding the issuance date of the note, or (ii) the 20 trading day period preceding date of conversion of the Note. The Note is also subject to covenants, events of defaults, penalties, default interest and other terms and conditions customary in transactions of this nature.

Pursuant to the Purchase Agreement, the Company paid a commitment fee to AJB Capital in the amount of $250,000 (the “Commitment Fee”) in the form of 1,250,000 shares of the Company’s common stock (the “Commitment Fee Shares”). During the six month period following the six month anniversary of the closing date, AJB Capital shall be entitled to be issued additional shares of common stock of the Company to the extent AJB Capital’s sale of the Commitment Fee Shares has resulted in net proceeds in an amount less than the Commitment Fee. The Commitment Fee Shares resulted in a debt discount of $150,062 that is being amortized over the life of the loan.

The obligations of the Company to AJB Capital under the Note and the Purchase Agreement are secured by a lien on the Company’s assets pursuant to a Security Agreement between the Company and AJB Capital.	$750,000	$750,000

Total convertible notes payable	750,000	750,000
Less: unamortized debt discounts	125,389	412,673
Convertible note payable, net of discounts	$624,611	$337,327

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

The Company recognized aggregate debt discounts on the convertible notes and notes payable to AJB Capital for the six months ended June 30, 2022 and the year ended December 31, 2021, as follows:

	June 30,	December 31,
	2022	2021

Fair value of 3,250,000 commitment shares of common stock	$418,312	$418,312
Fair value of warrants to purchase 3,500,000 shares of common stock	358,017	358,017
Original issue discounts	53,700	53,700
Legal and brokerage fees	39,300	39,300
Total debt discounts	869,329	869,329
Amortization of debt discounts	743,940	456,656
Unamortized debt discounts	$125,389	$412,673

The aggregate debt discounts of $869,329, for the year ended December 31, 2021, are being amortized over the life of the loan using the straight-line method, which approximates the effective interest method. The Company recorded finance expense in the amount of $300,600 and $183,819 on the amortization of these discounts for the six months ended June 30, 2022 and 2021, respectively.

The convertible note limits the maximum number of shares that can be owned by the note holder as a result of the conversions to common stock to 4.99% of the Company’s issued and outstanding shares.

The Company recorded interest expense pursuant to the stated interest rates on the convertible note in the amount of $29,753 for the six months ended June 30, 2022.

Note 13 – Convertible Note Payable

Convertible note payable consists of the following at December 31, 2021 and 2020, respectively:

	December 31,	December 31,
	2021	2020

On September 24, 2021, the Company completed the sale of a (i) Promissory Note in the principal amount of $750,000 (the “Second AJB Note”) to AJB Capital Investments LLC (“AJB Capital”), (ii) a three-year warrant to purchase 1,500,000 shares of the Company’s common stock at an initial exercise price of $0.25 per share, and (iii) a three-year warrant to purchase 2,000,000 shares of the Company’s common stock at an initial exercise price of $0.50 per share, for an aggregate purchase price of $705,000, pursuant to a Securities Purchase Agreement between the Company and AJB Capital (the “Purchase Agreement”). The Company received net proceeds of $678,750 after deductions of debt discounts, consisting of $45,000 pursuant to an original issue discount, $15,000 of legal fees and $11,250 of brokerage fees.

The Note matures on September 24, 2022 (the “Maturity Date”), bears interest at a rate of 8% per annum, and, following an event of default only, is convertible into shares of the Company’s common stock at a conversion price equal to the lesser of 90% of the lowest trading price during (i) the 20 trading day period preceding the issuance date of the note, or (ii) the 20 trading day period preceding date of conversion of the Note. The Note is also subject to covenants, events of defaults, penalties, default interest and other terms and conditions customary in transactions of this nature.

Pursuant to the Purchase Agreement, the Company paid a commitment fee to AJB Capital in the amount of $250,000 (the “Commitment Fee”) in the form of 1,250,000 shares of the Company’s common stock (the “Commitment Fee Shares”). During the six month period following the six month anniversary of the closing date, AJB Capital shall be entitled to be issued additional shares of common stock of the Company to the extent AJB Capital’s sale of the Commitment Fee Shares has resulted in net proceeds in an amount less than the Commitment Fee. The Commitment Fee Shares resulted in a debt discount of $150,062 that is being amortized over the life of the loan.

The obligations of the Company to AJB Capital under the Note and the Purchase Agreement are secured by a lien on the Company’s assets pursuant to a Security Agreement between the Company and AJB Capital.	$750,000	$-

Total convertible notes payable	750,000	-
Less: unamortized debt discounts	412,673	-
Convertible note payable, net of discounts	$337,327	$-

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company recognized debt discounts for the years ended December 31, 2021 and 2020, as follows:

	December 31,	December 31,
	2021	2020

Fair value of 3,250,000 commitment shares of common stock	$418,312	$-
Fair value of warrants to purchase 3,500,000 shares of common stock	358,017	-
Original issue discounts	53,700	-
Legal and brokerage fees	39,300	-
Total debt discounts	869,329	-
Amortization of debt discounts	456,656	-
Unamortized debt discounts	$412,673	$-

The aggregate debt discounts of $869,329, for the year ended December 31, 2021, are being amortized over the life of the loan using the straight-line method, which approximates the effective interest method. The Company recorded finance expense in the amount of $456,656 on the amortization of these discounts for the year ended December 31, 2021.

The convertible note limits the maximum number of shares that can be owned by the note holder as a result of the conversions to common stock to 4.99% of the Company’s issued and outstanding shares.

The Company recorded interest expense pursuant to the stated interest rates on the convertible notes in the amount of $36,243 and $21,516 for the years ended December 31, 2021 and 2020, respectively. In addition, the Company recognized $456,656 of interest expense related to the debt discounts for the year ended December 31, 2021.